Roundhill Ball Metaverse ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.5%
Commercial Services — 0.3%
PayPal Holdings, Inc. (b)	680	$176,943
Square, Inc. - Class A (b)	771	184,917
		361,860
Computers — 3.5%
Apple, Inc.	26,399	3,735,459

Diversified Financial Services — 1.4%
Coinbase Global, Inc. - Class A (b)	6,352	1,444,953

Home Furnishings — 2.5%
Sony Group Corp. (a)	23,700	2,645,606

Internet — 27.4% (d)
Alibaba Group Holding, Ltd. - ADR (a)(b)	9,330	1,381,307
Alphabet, Inc. - Class C (b)	726	1,935,015
Amazon.com, Inc. (b)	1,334	4,382,243
Limelight Networks, Inc. (b)	208,846	497,053
Meta Platforms, Inc. (b)	21,341	7,242,922
Sea, Ltd. - ADR (a)(b)	13,162	4,195,124
Snap, Inc. - Class A (b)	68,315	5,046,429
Tencent Holdings, Ltd. (a)	72,700	4,308,964
		28,989,057
Media — 1.2%
The Walt Disney Co. (b)	7,432	1,257,271

Semiconductors — 21.4%
Advanced Micro Devices, Inc. (b)	15,766	1,622,321
Intel Corp.	60,145	3,204,526
NVIDIA Corp.	40,416	8,372,579
QUALCOMM, Inc.	23,897	3,082,235
Samsung Electronics Co., Ltd. (a)	24,435	1,529,251
Skyworks Solutions, Inc.	5,798	955,394
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	35,259	3,936,667
		22,702,973

Software — 40.3% (d)
Activision Blizzard, Inc.	7,356	569,281
Adobe Systems, Inc. (b)	2,470	1,422,028
Akamai Technologies, Inc. (b)	9,407	983,878
Autodesk, Inc. (b)	16,248	4,633,442
Bentley Systems, Inc. - Class B	11,583	702,393
Bilibili, Inc. - ADR (a)(b)	7,162	473,910
Cloudflare, Inc. - Class A (b)	8,437	950,428
Electronic Arts, Inc.	11,356	1,615,391
Fastly, Inc. - Class A (b)(e)	59,908	2,422,680
Hexagon AB (a)	45,411	705,674
Immersion Corp. (b)	544,428	3,723,888
Matterport, Inc. (b)	107,485	2,032,541
Microsoft Corp.	25,606	7,218,844
PTC, Inc. (b)	6,483	776,599
ROBLOX Corp. - Class A (b)	97,161	7,340,514
Take-Two Interactive Software, Inc. (b)	13,933	2,146,657
Unity Software, Inc. (b)	39,249	4,955,186
		42,673,334
Telecommunications — 1.0%
Lumen Technologies, Inc.	83,587	1,035,643

Toys/Games/Hobbies — 0.5%
Nintendo Co., Ltd. (a)	1,100	535,434
TOTAL COMMON STOCKS (Cost $110,499,906)		105,381,590

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Equinix, Inc.	624	493,041
Total Real Estate Investment Trusts (Cost $511,798)		493,041

SHORT-TERM INVESTMENTS — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	129,545	129,545
TOTAL SHORT-TERM INVESTMENTS (Cost $129,545)		129,545

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)		48,300
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,300)	48,300	48,300

TOTAL INVESTMENTS (Cost $111,189,549)— 100.2%		106,052,476
Other assets and liabilities, net — (0.2)%		(74,826)
NET ASSETS — 100.0%		$105,977,650

ADR	American Depositary Receipt
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2021. The market value of securities out on loan is $48,528.

Percentages are stated as a percent of net assets.
COUNTRY	Percentage of Net Assets
United States	81.4%
Cayman Islands	9.8%
Taiwan	3.7%
Japan	3.0%
Republic of Korea	1.4%
Sweden	0.7%
Total Country	100.0%
SHORT-TERM INVESTMENTS	0.1%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.1%
TOTAL INVESTMENTS	100.2%
Other assets and liabilities, net	-0.2%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$105,381,590	$-	$-	$105,381,590
Real Estate Investment Trusts	493,041	-	-	493,041
Money Market Fund	129,545	-	-	129,545
Investments Purchased With Proceeds From Securities Lending	48,300	-	-	48,300
Total Investments - Assets	$106,052,476	$-	$-	$106,052,476

* See the Schedule of Investments for industry classifications.